Segment Information - Summary of Revenues by Classes of Similar Products or Services (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [Line Items]
Revenues	$ 6,794	$ 6,627
Electronic, software and services [member]
Disclosure of products and services [Line Items]
Revenues	6,232	6,035
Global Print [member]
Disclosure of products and services [Line Items]
Revenues	$ 562	$ 592